ASSETS AND LIABILITIES IN FORREIGN CURRENCY	12 Months Ended
Dec. 31, 2023
ASSETS AND LIABILITIES IN FORREIGN CURRENCY [Abstract]
ASSETS AND LIABILITIES IN FORREIGN CURRENCY
18.	ASSETS AND LIABILITIES IN FORREIGN CURRENCY

Balances in foreign currencies as of December 31, 2023 and 2022 are detailed below:

	2023					2022
	Foreign currency				Amount	Foreign currency		Amount
	and amount		Exchange		in local	and amount		in local
	(in thousands)		rate		currency	(in thousands)		currency
CURRENT ASSETS

Cash and cash equivalents	US$	5,607	805.450	(1)	4,515,935	US$	1,613	888,870

Financial assets at amortized cost	US$	130,867	805.450	(1)	105,406,825	US$	-	-

Financial assets at fair value through profit or loss (3)	US$	226,454	805.450	(1)	182,397,194		176,852	97,457,295

Trade receivables	US$	51,045	805.450	(1)	41,114,195	US$	66,107	36,429,385

Total current assets	US$	413,973			333,434,149	US$	244,572	134,775,550

NON CURRENT ASSETS

Financial assets at amortized cost (4)	US$	133,082	805.450	(1)	107,191,030	US$	226,957	125,068,419

Total non current assets	US$	133,082			107,191,030	US$	226,957	125,068,419

TOTAL ASSETS	US$	547,055			440,625,179	US$	471,529	259,843,969

CURRENT LIABILITIES

Trade payables	US$	39,092	808.450	(2)	31,603,927	US$	38,655	21,325,569
	Euros	1,306	894.710	(2)	1,168,491	Euros	432,000	255,488

Loans	US$	74,847	808.450	(2)	60,509,906	US$	21,819	12,037,512
	Euros	64	894.710	(2)	57,285	Euros	287,000	169,446

Total current liabilities	US$	113,939			92,113,833	US$	60,474	33,363,081
	Euros	1,370			1,225,776	Euros	719,000	424,934

NON CURRENT LIABILITIES

Loans	US$	508,481	808.450	(2)	411,081,275	US$	511,933	282,428,472

Contract liabilities	US$	-	808.450	(2)	-	US$	10,106	5,575,321

Total non current liabilities	US$	508,481			411,081,275	US$	522,039	288,003,793

TOTAL LIABILITIES	US$	622,420			503,195,108	US$	582,513	321,366,874
	Euros	1,370			1,225,776	Euros	719	424,934

(1)	Buy exchange rate at the end of fiscal year
(2)	Sell exchange rate at the end of fiscal year
(3)	Includes public and private debt bonds Dólar Linked for Ps. 118,095,597.
(4)	Includes time deposits Dólar Linked for Ps. 31,383,601.

US$: United States of America dollars